Long Term Debt - Project Level Secured Term Loans - Short Term - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Short term loan	₨ 975	₨ 2,825	$ 12.9
Debt issuance expense	1,145	851	15.2
Short Term [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Short term loan	₨ 500
Credit facility closing date	Oct. 31, 2019
Short Term [Member] | Short-term Credit Facility [Member]
Debt Instrument [Line Items]
Short term loan		₨ 2,500
Credit facility closing date		Nov. 30, 2019
Short Term [Member] | Working Capital Facility
Debt Instrument [Line Items]
Short term loan	₨ 1,690	₨ 1,950
Credit facility closing date		Aug. 31, 2019
Repayment of debt	₨ 709
Frequency of payment	Repayable within 12 months of disbursement
Interest rate	10.15%
Unamortized debt financing costs	₨ 6		$ 0.1